Summarized Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 996,947,772	$ 1,055,136,552
Total Non Current Assets	6,491,072,392	4,639,636,456
TOTAL ASSETS	7,488,020,164	5,694,773,008
Total Current Liabilities	1,217,464,152	816,816,646
Non-current Liabilities	2,596,392,231	1,090,994,705
Equity	3,674,163,781	3,786,961,657	$ 3,462,993,642	$ 3,201,900,783
TOTAL LIABILITIES AND EQUITY	7,488,020,164	5,694,773,008
Revenues	2,410,360,459	2,484,101,582	2,515,843,880
Raw materials and consumables used	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)
Contribution Margin	1,164,984,310	1,008,191,361	1,044,147,239
Income before Taxes	566,330,276	666,760,212	676,674,298
Income tax expense, continuing operations	(153,482,519)	(143,342,301)	(111,403,182)
NET INCOME	412,847,757	523,417,911	565,271,116
Other Comprehensive Income	(53,736,400)	69,423,985	47,891,771
TOTAL COMPREHENSIVE INCOME	$ 359,111,357	$ 592,841,896	$ 613,162,887
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 296,453,470	$ 261,378,069
Total Non Current Assets	982,926,699	893,633,580
TOTAL ASSETS	1,279,380,169	1,155,011,649
Total Current Liabilities	450,182,594	408,687,866
Non-current Liabilities	63,065,351	61,965,918
Equity	766,132,224	684,357,865
TOTAL LIABILITIES AND EQUITY	1,279,380,169	1,155,011,649
Revenues	1,263,224,070	1,333,027,456
Raw materials and consumables used	(972,499,916)	(1,062,076,645)
Contribution Margin	290,724,154	270,950,811
Gross Operating Income	200,614,083	177,188,798
Operating Income	159,259,319	132,510,164
Financial Results	6,088,801	6,411,839
Income before Taxes	165,348,120	139,079,732
Income tax expense, continuing operations	(42,967,123)	(34,030,322)
NET INCOME	122,380,997	105,049,408
Other Comprehensive Income	(600,422)	1,515,176
TOTAL COMPREHENSIVE INCOME	$ 121,780,574	$ 106,564,584
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 548,220,314	$ 590,543,532
Total Non Current Assets	2,725,004,288	2,602,962,586
TOTAL ASSETS	3,273,224,602	3,193,506,118
Total Current Liabilities	569,928,285	489,875,667
Non-current Liabilities	938,139,971	891,083,155
Equity	1,765,156,347	1,812,547,296
TOTAL LIABILITIES AND EQUITY	3,273,224,603	3,193,506,118
Revenues	1,454,348,386	1,629,277,585
Raw materials and consumables used	(1,051,644,602)	(1,140,707,431)
Contribution Margin	402,703,784	488,570,154
Gross Operating Income	300,148,133	364,131,027
Operating Income	226,154,177	285,498,271
Financial Results	(49,980,539)	(37,647,691)
Income before Taxes	378,187,852	528,254,308
Income tax expense, continuing operations	(42,255,124)	(60,153,339)
NET INCOME	335,932,728	468,100,969
Other Comprehensive Income	(101,720,204)	72,617,351
TOTAL COMPREHENSIVE INCOME	$ 234,212,523	$ 540,718,320
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 288,632,068	$ 257,229,219
Total Non Current Assets	975,441,251	887,681,380
TOTAL ASSETS	1,264,073,319	1,144,910,599
Total Current Liabilities	424,550,547	393,273,852
Non-current Liabilities	62,721,352	61,523,557
Equity	776,801,421	690,113,190
TOTAL LIABILITIES AND EQUITY	1,264,073,320	1,144,910,599
Revenues	1,259,689,827	1,330,023,450
Raw materials and consumables used	(971,366,398)	(1,060,875,186)
Contribution Margin	288,323,429	269,148,264
Gross Operating Income	199,676,810	176,635,873
Operating Income	159,625,438	133,340,940
Financial Results	5,418,883	5,252,070
Income before Taxes	165,044,321	138,806,087
Income tax expense, continuing operations	(43,812,619)	(35,037,127)
NET INCOME	121,231,702	103,768,960
Other Comprehensive Income	(598,985)	1,543,151
TOTAL COMPREHENSIVE INCOME	$ 120,632,717	$ 105,312,110
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 51,279,432	$ 35,369,243
Total Non Current Assets	179,693,183	186,760,346
TOTAL ASSETS	230,972,615	222,129,589
Total Current Liabilities	44,459,384	38,310,560
Non-current Liabilities	46,238,191	48,261,590
Equity	140,275,039	135,557,439
TOTAL LIABILITIES AND EQUITY	230,972,614	222,129,589
Revenues	162,768,188	152,501,383
Raw materials and consumables used	(21,539,174)	(36,289,330)
Contribution Margin	141,229,014	116,212,053
Gross Operating Income	135,558,558	110,957,039
Operating Income	128,068,159	103,556,904
Financial Results	224,543	(395,231)
Income before Taxes	128,348,399	103,206,672
Income tax expense, continuing operations	(34,669,191)	(26,346,081)
NET INCOME	93,679,208	76,860,591
TOTAL COMPREHENSIVE INCOME	$ 93,679,208	$ 76,860,591
Enel Green Power Chile Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 162,710,963
Total Non Current Assets	669,741,595
TOTAL ASSETS	832,452,558
Total Current Liabilities	113,123,832
Non-current Liabilities	125,240,941
Equity	594,087,786
TOTAL LIABILITIES AND EQUITY	832,452,559
Revenues	12,831,131
Raw materials and consumables used	(15,655)
Contribution Margin	12,815,476
Gross Operating Income	2,521,606
Operating Income	1,702,927
Financial Results	(5,337,680)
Income before Taxes	71,323,446
Income tax expense, continuing operations	1,601,922
NET INCOME	72,925,368
Other Comprehensive Income	71,701,018
TOTAL COMPREHENSIVE INCOME	$ 144,626,386
Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 16,052,462
Total Non Current Assets	255,481,676
TOTAL ASSETS	271,534,138
Total Current Liabilities	59,681,465
Non-current Liabilities	131,671,924
Equity	80,180,749
TOTAL LIABILITIES AND EQUITY	271,534,138
Revenues	45,097,744
Raw materials and consumables used	(5,320,421)
Contribution Margin	39,777,323
Gross Operating Income	32,476,777
Operating Income	18,680,884
Financial Results	(1,954,238)
Income before Taxes	16,726,646
Income tax expense, continuing operations	(2,647,884)
NET INCOME	14,078,762
Other Comprehensive Income	(3,643,974)
TOTAL COMPREHENSIVE INCOME	$ 10,434,788
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 21,765,295
Total Non Current Assets	347,871,452
TOTAL ASSETS	369,636,747
Total Current Liabilities	20,910,840
Non-current Liabilities	293,675
Equity	348,432,232
TOTAL LIABILITIES AND EQUITY	369,636,747
Revenues	17,023,794
Raw materials and consumables used	(2,109,769)
Contribution Margin	14,914,025
Gross Operating Income	13,168,978
Operating Income	2,001,882
Financial Results	(3,676,151)
Income before Taxes	(1,674,269)
Income tax expense, continuing operations	454,355
NET INCOME	(1,219,914)
Other Comprehensive Income	45,243,420
TOTAL COMPREHENSIVE INCOME	$ 44,023,506
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 63,831,605
Total Non Current Assets	87,493,829
TOTAL ASSETS	151,325,434
Total Current Liabilities	6,173,259
Non-current Liabilities	18,876,242
Equity	126,275,934
TOTAL LIABILITIES AND EQUITY	151,325,435
Revenues	10,058,036
Raw materials and consumables used	(2,434,415)
Contribution Margin	7,623,621
Gross Operating Income	5,310,400
Operating Income	1,014,857
Financial Results	1,312,902
Income before Taxes	2,327,759
Income tax expense, continuing operations	(613,097)
NET INCOME	1,714,661
Other Comprehensive Income	16,552,523
TOTAL COMPREHENSIVE INCOME	$ 18,267,184
Enel Green Power Del Sur S p A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 129,849,852
Total Non Current Assets	655,431,547
TOTAL ASSETS	785,281,399
Total Current Liabilities	44,078,091
Non-current Liabilities	467,399,245
Equity	273,804,063
TOTAL LIABILITIES AND EQUITY	785,281,399
Revenues	94,473,391
Raw materials and consumables used	(21,024,045)
Contribution Margin	73,449,346
Gross Operating Income	60,053,812
Operating Income	37,537,228
Financial Results	(24,991,814)
Income before Taxes	12,545,413
Income tax expense, continuing operations	(3,455,173)
NET INCOME	9,090,240
Other Comprehensive Income	34,497,623
TOTAL COMPREHENSIVE INCOME	$ 43,587,863
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated
Total Current Assets	$ 344,469,181
Total Non Current Assets	1,628,444,820
TOTAL ASSETS	1,972,914,001
Total Current Liabilities	334,639,971
Non-current Liabilities	768,719,376
Equity	869,554,654
TOTAL LIABILITIES AND EQUITY	1,972,914,001
Revenues	183,008,879
Raw materials and consumables used	(22,330,367)
Contribution Margin	160,678,512
Gross Operating Income	131,378,740
Operating Income	69,236,957
Financial Results	(38,674,306)
Income before Taxes	30,471,438
Income tax expense, continuing operations	(8,837,176)
NET INCOME	21,634,262
Other Comprehensive Income	173,923,954
TOTAL COMPREHENSIVE INCOME	$ 195,558,216
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 672,467,353	$ 662,804,359
Total Non Current Assets	2,996,760,726	2,891,657,830
TOTAL ASSETS	3,669,228,079	3,554,462,189
Total Current Liabilities	593,881,208	543,356,500
Non-current Liabilities	1,077,855,824	1,022,091,737
Equity	1,997,491,047	1,989,013,952
TOTAL LIABILITIES AND EQUITY	3,669,228,079	3,554,462,189
Revenues	1,529,364,081	1,634,937,088
Raw materials and consumables used	(818,284,050)	(903,978,007)
Contribution Margin	711,080,031	730,959,081
Gross Operating Income	582,249,559	581,142,074
Operating Income	464,383,396	463,860,015
Financial Results	(47,947,351)	(36,610,248)
Income before Taxes	423,152,001	537,641,733
Income tax expense, continuing operations	(104,946,765)	(112,099,519)
NET INCOME	318,205,236	425,542,214
Other Comprehensive Income	(106,994,091)	67,663,516
TOTAL COMPREHENSIVE INCOME	$ 211,211,145	$ 493,205,730
Grupo Gas Atacama Chile S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 154,726,337	$ 182,143,224
Total Non Current Assets	601,914,918	611,319,090
TOTAL ASSETS	756,641,255	793,462,314
Total Current Liabilities	61,155,091	75,370,131
Non-current Liabilities	94,466,222	83,894,880
Equity	601,019,942	634,197,303
TOTAL LIABILITIES AND EQUITY	756,641,255	793,462,314
Revenues	271,433,789	307,272,380
Raw materials and consumables used	(94,746,408)	(170,752,796)
Contribution Margin	176,687,381	136,519,584
Gross Operating Income	146,123,452	106,213,750
Operating Income	109,465,013	70,509,184
Financial Results	1,808,644	1,432,674
Income before Taxes	115,039,230	80,142,531
Income tax expense, continuing operations	(27,946,019)	(25,417,139)
NET INCOME	87,093,211	54,725,392
Other Comprehensive Income	(5,273,886)	(3,338,115)
TOTAL COMPREHENSIVE INCOME	$ 81,819,325	$ 51,387,277